Debt - Bridge Commitment (Details) - Bridge Facility - Line of Credit $ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 USD ($)
Line of Credit Facility [Line Items]
Debt instrument, term	364 days
Maximum borrowing capacity	$ 4,300.0	$ 4,300.0
Extension period	3 months
Debt instrument, fee amount	$ 32.3	$ 32.3
Debt instrument, amortization period of fees		1 year
Unused capacity, commitment fee percentage		0.125%
Unused capacity, commitment fee duration		90 days
Funding fee percentage		0.50%
Funding fee duration		90 days
Funding fee, tranche two		0.0050
Funding fee, tranche three		0.0075
Funding fee, tranche four		0.0100
Debt instrument, basis spread on variable rate		1.75%
Increase of basis spread on variable rate		0.0025
Basis spread on variable rate, increase duration		90